Leases - Summary of Minimum Lease Payments of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Year Ending December 31:
2020	$ 9
Total lease payments	9
Less: imputed interest	0
Total lease liabilities	$ 9